VAN KAMPEN
                              FOCUS PORTFOLIOS(SM)
                       A DIVISION OF VAN KAMPEN FUNDS INC.



VAN KAMPEN LIFE PORTFOLIOS, BANDWIDTH
   & TELECOMMUNICATIONS SERIES 1

VAN KAMPEN LIFE PORTFOLIOS,
   BIOTECHNOLOGY & PHARMACEUTICAL
   SERIES 1

VAN KAMPEN LIFE PORTFOLIOS, INTERNET
   SERIES 1

VAN KAMPEN LIFE PORTFOLIOS, MORGAN
   STANLEY HIGH-TECHNOLOGY 35 INDEXSM
   SERIES 1

VAN KAMPEN LIFE PORTFOLIOS, MORGAN
   STANLEY U.S. MULTINATIONAL 50 INDEXSM
   SERIES 1

--------------------------------------------------------------------------------

   Van Kampen Focus Portfolios, Series 265 includes the unit investment trusts described above (the "Portfolios"). Each Portfolio seeks capital appreciation by investing in a diversified portfolio of stocks. Of course, no one can guarantee that a Portfolio will achieve its objective. Units are offered only to separate accounts to fund benefits under variable annuity contracts issued by insurance companies (the "Accounts"). The Accounts will invest in Units in accordance with allocation instructions received from owners of the variable annuity contracts ("Contract Owners"). Accordingly, the interests of a Contract Owner in the Units are subject to the terms of their contract with the insurance company. The rights of the Accounts as Unitholders should be distinguished from the rights of a Contract Owner.

                                 APRIL 24, 2002

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.





                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION

                             AS OF FEBRUARY 28, 2002

PORTFOLIO INFORMATION

                           BANDWIDTH          BIOTECHNOLOGY
                          & TELECOM-                &                                    HIGH-TECH         MULTINATIONAL
                          MUNICATIONS        PHARMACEUTICAL         INTERNET             35 INDEX            50 INDEX
                           PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                       ----------------     ----------------    ----------------     ----------------    ----------------
Number of Units              36,436.272          333,352.746          16,614.541           99,635.209         11,570.678
Aggregate Value
  of Securities (1)     $    102,025.11    $    2,901,792.69    $      33,529.07    $      584,937.53    $     96,658.02
Public Offering Price:
  Aggregate Value of
   Securities per Unit
   (including accum-
   ulated dividends)(1) $        2.8001    $          8.7049    $         2.0181    $          5.8708    $        8.3537
  Public Offering Price
   per Unit (2)         $        2.8001    $          8.7049    $         2.0181    $          5.8708    $        8.3537
Estimated Annual
  Dividends per Unit(3) $        .04652    $          .05961    $         .00031    $          .02300    $        .12063
Redemption Price
  per Unit              $        2.8001    $          8.7049    $         2.0181    $          5.8708    $        8.3537

GENERAL INFORMATION
Initial Date of Deposit           January 12, 2001
Record Dates                      June 10 and December 10
Distribution Dates                June 25 and December 25
Mandatory Termination Date        May 1, 2003

--------------------------------------------------------------------------------

(1) Each Security is valued at the most recent closing sale price as of the close of the New York Stock Exchange.

(2) The Public Offering Price per Unit will also include any accumulated dividends or cash in the Income or Capital Accounts.

(3) This estimate is based on the most recently declared quarterly dividends or interim and final dividends accounting for any foreign withholding taxes. Actual dividends may vary due to a variety of factors. See "Risk Factors".



                                    FEE TABLE

                             AS OF FEBRUARY 28, 2002


                                      BANDWIDTH &     BIOTECHNOLOGY                                           MULTI-
                                       TELECOM-             &                               HIGH-TECH        NATIONAL
                                      MUNICATIONS    PHARMACEUTICAL       INTERNET          35 INDEX         50 INDEX
                                       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                     -------------    -------------     -------------     -------------    -------------
TRANSACTION FEES
    (AS A % OF OFFERING PRICE)
Initial sales charge..............           0.00%             0.00%            0.00%            0.00%             0.00%
Total deferred sales charge
    over remaining life (1).......           2.50%             0.80%            3.47%            0.99%             0.70%
                                     -------------    -------------     -------------     -------------    -------------
Total sales charge (1)(3).........           2.50%             0.80%            3.47%            0.99%             0.70%
                                     =============    =============     =============     =============    =============

ESTIMATED ANNUAL
    EXPENSES PER UNIT (2)
Custodian's Fee and
    Operating Expenses............  $        0.060   $         0.021   $        0.060   $        0.060    $        0.060
Administrator's Fee...............  $        0.035   $         0.035   $        0.035   $        0.035    $        0.035
Supervisory and
    Evaluation Fees...............  $        0.005   $         0.005   $        0.005   $        0.005    $        0.005
                                     -------------    -------------     -------------     -------------    -------------
Estimated Total Annual
    Expenses per Unit(3)..........  $        0.100   $         0.061   $        0.100   $        0.100    $        0.100
                                     =============    =============     =============     =============    =============

ESTIMATED COSTS OVER TIME
1 1/6 Years (remaining
    life of Portfolio)............  $           18   $             8   $           18   $           18    $           18

   This fee table is intended to assist in understanding the costs that the Accounts, and, indirectly, Contract Owners will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses an investor would pay on a $1,000 investment assuming a 5% annual return and redemption at the end of each period. This example assumes that all distributions are reinvested at the end of the year. Of course, this example is not a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The expenses are described under "Portfolio Operating Expenses". Contract Owners that invest in the Units should refer to the Account prospectus for a description of fees and expenses. The table and example above do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract.

--------------------------------------------------------------------------------

(1) The deferred sales charge is actually equal to $0.06 per Unit annually for the Bandwidth & Telecommunications, Biotechnology & Pharmaceutical and Internet Portfolios. The deferred sales charge is actually equal to $0.05 per Unit annually for the High-Tech 35 Index and Multinational 50 Index Portfolios. The deferred sales charge accrues daily over the life of each Portfolio and each Portfolio pays a proportionate amount of this charge to the Sponsor on the 10th day of each month. An Account will only pay the deferred sales charge while it is a Unitholder of record in a Portfolio. An Account will not pay any remaining unaccrued amount of the deferred sales charge at the time of any Unit redemption. As a result, the figures above illustrate the maximum deferred sales charge that an Account could pay over the remaining life of each Portfolio, as a percentage of the offering price of Units, if the Account purchased Units as of the date hereof and held the Units until termination of the Portfolio. These amounts could exceed the percentages above if the Public Offering Price per Unit falls below the offering price set forth under "Summary of Essential Financial Information" and could be less than the percentages above if the Public Offering Price per Unit exceeds the offering price set forth under "Summary of Essential Financial Information".

(2) If actual annual expenses exceed $0.10 per Unit in any year, the Sponsor will voluntarily pay any excess at its own expense.

(3) The Sponsor will voluntarily waive the deferred sales charge and the Custodian, Supervisor and Evaluator will voluntarily waive their fees effective May 9, 2002. After these waivers, the Estimated Total Annual Expenses per Unit (consisting of operating expenses and the Administrator's fee) is $0.041 for the Biotechnology & Pharmaceutical Portfolio and is $0.07 for the High-Tech 35 Index Portfolio. The Estimated Total Annual Expenses per Unit will remain the same for the other Portfolios.



BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO

   The Portfolio seeks to increase the value of Units over time by investing in a portfolio of common stocks of companies diversified within the communications industry. Technological advancements have made it possible for people to communicate in ways that were not possible in the past. We designed the Portfolio to benefit from companies leading in these advancements. Cellular phones, the Internet, e-mail and personal pagers have rapidly changed the way people communicate.

   Bandwidth measures the connection that links data from one place to another. With the popularity of the telecommunications and internet sectors increasing, the demand to send data over these connections is increasing. Greater bandwidth makes it possible for these industries to operate by passing digital signals through a medium such as glass fibers at higher capacities. The greater the bandwidth, the greater the information carrying capacity.

   There is no assurance that these trends will continue or that expectations will actually occur. If these trends do not continue or if current expectations are not realized, this investment could be adversely affected. Of course, we cannot guarantee that the Portfolio will achieve its objective. The value of Units may fall below the price paid for the Units. Contract Owners should read the "Risk Factors" section before they invest.



VAN KAMPEN LIFE PORTFOLIOS,
BANDWIDTH & TELECOMMUNICATIONS SERIES 1                                                PORTFOLIO AS OF DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------
NUMBER                                                               MARKET VALUE                      VALUE OF
OF SHARES        NAME OF ISSUER                                      PER SHARE (1)                     SECURITIES (1)
----------      -----------------------------------                  ---------------                   ---------------
        298     Aeroflex, Inc.                                        $       18.9300                  $         5,640
        210     Analog Devices Inc.                                           44.3900                            9,322
        150     Applied Micro Circuits Corporation                            11.3200                            1,698
        168     BEA Systems Inc.                                              15.4100                            2,589
        226     BellSouth Corporation                                         38.1500                            8,621
        115     Brocade Communications Systems, Inc.                          33.1200                            3,809
        813     CacheFlow, Inc.                                                2.6800                            2,179
        162     Check Point Software Technologies, Limited                    39.8900                            6,462
        166     CIENA Corporation                                             14.3100                            2,375
        374     Cisco Systems Inc.                                            18.1100                            6,773
         95     Comverse Technology Inc.                                      22.3700                            2,125
        302     Deutsche Telekom AG                                           16.9000                            5,104
        193     EMC Corporation                                               13.4400                            2,594
        235     Extreme Networks Inc.                                         12.9000                            3,032
        302     JDS Uniphase Corporation                                       8.7300                            2,636
         79     Juniper Networks, Inc.                                        18.9500                            1,497
        140     Level 3 Communications, Inc.                                   5.0000                              700
          3     McDATA Corporation                                            24.5000                               74
         84     Newport Corporation                                           19.2800                            1,620
        416     Nokia Oyj                                                     24.5300                           10,204
        536     Nortel Networks Corporation                                    7.5000                            4,020
        433     ONI Systems Corporation                                        6.2700                            2,715
        392     Palm, Inc.                                                     3.8800                            1,521
        229     QUALCOMM Incorported                                          50.5000                           11,565
        213     Qwest Communications International, Inc.                      14.1300                            3,010
        220     Redback Networks, Inc.                                         3.9500                              869
        192     SBC Communications, Inc                                       39.1700                            7,521
        331     Sun Microsystems, Inc.                                        12.3400                            4,085
        124     VeriSign, Incorported                                         38.0400                            4,717
        176     Verizon Communciations                                        47.4600                            8,353
        396     Vodafone Group Plc                                            25.6800                           10,169
--------------                                                                                          --------------
      7,773                                                                                            $       137,599
--------------                                                                                          --------------

See "Notes to Portfolios".


BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO

   The Portfolio seeks to increase the value of Units over time by investing in a portfolio of stocks of companies diversified within the biotechnology and pharmaceuticals industries. Van Kampen designed the Portfolio to benefit from companies that are positioned for growth in these industries. Biotechnology and pharmaceuticals have increased the length and quality of life for millions of people. The Biotechnology Industry Organization estimates that in the last 25 years over 80 biotech drugs and vaccines have helped more than 200 million people worldwide over the last 25 years. Biotechnology also appears to be revolutionizing other areas such as medical diagnostics, agriculture, agriculture, forensics and environmental cleanup and preservation.

   The pharmaceutical industry is highly developed in the United States where demand for many drugs appears to remain constant. However, worldwide drug sales may have the potential for increased demand. Factors that could potentially contribute to the growth of this industry include discoveries in drug design and molecular biology, more favorable treatment by the Food and Drug Administration in drug reviews, and accelerated demand for drugs in Third World countries.

   There is no assurance that these trends will continue or that expectations will actually occur. This investment could be adversely affected if these trends do not continue or if current expectations are not realized. Of course, we cannot guarantee that the Portfolio will achieve its objective. The value of Units may fall below the price paid for the Units. Contract Owners should read the "Risk Factors" section before they invest.



VAN KAMPEN LIFE PORTFOLIOS,
BIOTECHNOLOGY & PHARMACEUTICAL SERIES 1                                                PORTFOLIO AS OF DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------
NUMBER                                                               MARKET VALUE                      VALUE OF
OF SHARES        NAME OF ISSUER                                      PER SHARE (1)                     SECURITIES (1)
----------      -----------------------------------                  ---------------                   ---------------
      3,975     Abbott Laboratories, Inc.                             $       55.7500                  $       221,605
      2,703     Abgenix, Inc.                                                 33.6400                           90,929
      1,991     Allergan, Inc.                                                75.0500                          149,425
      1,785     Amgen, Inc.                                                   56.4400                          100,745
      2,266     Applera Corporation - Applied                                 39.2700                           88,986
      3,955     Baxter International, Inc.                                    53.6300                          212,107
      2,833     Biovail Corporation                                           56.2500                          159,356
      1,658     Bristol-Myers Squibb Company                                  51.0000                           84,558
      4,554     Celgene Corporation                                           31.9200                          145,364
      3,104     Cor Therapeutics                                              23.9300                           74,279
      2,799     Forest Laboratories, Inc.                                     81.9500                          229,378
      2,515     Genetech, Inc.                                                54.2500                          136,439
      2,491     Genzyme Corporation                                           59.8600                          149,111
      3,177     Human Genome Sciences, Inc.                                   33.7200                          107,128
      3,352     IDEC Pharmaceuticals Corporation                              68.9300                          231,053
      6,427     IVAX Corporation                                              20.1400                          129,440
      6,639     Johnson & Johnson                                             59.1000                          392,365
      5,637     King Pharmaceuticals, Inc.                                    42.1300                          237,487
      2,030     Merck & Company                                               58.8000                          119,364
      3,670     Millennium Pharmaceuticals, Inc.                              24.5100                           89,952
      4,076     Pfizer Inc.                                                   39.8500                          162,429
      3,124     Pharmacia Corporation                                         42.6500                          133,239
      2,899     Teva Pharmaceutical Industries, Ltd.                          61.6300                          178,665
        150     Zimmer Holdings                                               30.5400                            4,581
--------------                                                                                          --------------
     77,810                                                                                            $     3,627,985
--------------                                                                                          --------------


See "Notes to Portfolios".



INTERNET PORTFOLIO

   The Portfolio seeks to increase the value of Units over time by investing in a portfolio of common stocks of companies primarily involved in the enabling technology or communication services areas of the Internet. These companies may include Internet access providers, companies that provide bandwidth and communications services and equipment, companies that provide software to "business-to-business" and "business-to-consumer" electronic commerce companies, electronic commerce companies, technology hardware manufacturers, companies that provide power supply equipment, companies that software security systems, companies that operate Internet "portal" sites, Internet content providers, technology service companies, companies that develop and provide data storage, and wireless communication companies.

   The Internet is an electronic communications network that connects computer networks and organizational computer facilities around the world. With a computer and access to the Internet you are connected to the world. You can gather information, have a conversation, conduct research, make a reservation, conduct business or pay a bill. This Portfolio may offer the potential to benefit from one of the latest technological innovations. The use of Internet-based applications has increased workers' productivity in part by enabling employees to share information and ideas with the rest of the company almost instantly. Additionally, the Internet is providing the means to establish a national or global presence without having to establish physical infrastructure.

   Of course, we cannot guarantee that the Portfolio will achieve its objective. The value of Units may fall below the price paid for the Units. Stocks of internet-related companies have been subject to extreme price volatility and speculative trading. Many Internet-related stocks have recently exhibited above-average price appreciation during a period of a generally rising stock market. No one can guarantee that this will continue or that the performance of Internet stocks will replicate the performance exhibited in the past. This Portfolio is appropriate for aggressive investors or as an aggressive growth component of an investment portfolio. Contract Owners should read the "Risk Factors" section before they invest.



VAN KAMPEN LIFE PORTFOLIOS,
INTERNET SERIES 1                                                                      PORTFOLIO AS OF DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------
NUMBER                                                               MARKET VALUE                      VALUE OF
OF SHARES        NAME OF ISSUER                                      PER SHARE (1)                     SECURITIES (1)
----------      -----------------------------------                  ---------------                   ---------------
         64     Analog Devices Inc.                                   $       44.3900                  $         2,841
         67     AOL Time Warner                                               32.1000                            2,151
         47     Applied Micro Circuits Corporation                            11.3200                              532
         75     Ariba, Inc.                                                    6.1600                              462
        147     Art Technology Group, Inc.                                     3.4800                              512
         53     BEA Systems Inc.                                              15.4100                              817
         28     Broadcom Corporation                                          40.9800                            1,147
        207     Broadvision , Inc.                                             2.7400                              567
         36     Brocade Communications Systems, Inc.                          33.1200                            1,192
         37     Check Point Software Technologies, Limited                    39.8900                            1,476
         39     CIENA Corporation                                             14.3100                              558
         89     Cisco Systems Inc.                                            18.1100                            1,612
        136     Commerce One, Inc.                                             3.5700                              486
         55     Corning Inc.                                                   8.9200                              491
         45     EMC Corporation                                               13.4400                              605
         73     Extreme Networks Inc.                                         12.9000                              942
        224     Foundry Networks, Inc.                                         8.1500                            1,826
         63     i2 Technologies Inc.                                           7.9000                              498
        112     Interwoven Inc.                                                9.7400                            1,091
        140     JDS Uniphase Corporation                                       8.7300                            1,222
        142     JNI Corporation                                                8.3100                            1,180
         25     Juniper Networks, Inc.                                        18.9500                              474
          1     McDATA Corporation                                            24.5000                               25
         49     Micromuse Inc.                                                15.0000                              735
         40     Newport Corporation                                           19.2800                              771
         99     Nortel Networks Corporation                                    7.5000                              743
        103     ONI Systems Corporation                                        6.2700                              646
         85     Openwave Systems, Inc.                                         9.7900                              832
         92     Oracle Corporation                                            13.8100                            1,271
        122     Palm, Inc.                                                     3.8800                              473
         43     PMC-Sierra, Inc.                                              21.2600                              914
         43     QUALCOMM Inc.                                                 50.5000                            2,172
         70     Redback Networks, Inc.                                         3.9500                              277
         63     Scientific Atlanta Inc.                                       23.9400                            1,508
        104     Sun Microsystems, Inc.                                        12.3400                            1,283
         78     Sycamore Networks, Inc.                                        5.3600                              418
         40     VeriSign, Inc.                                                38.0400                            1,522
         34     VERITAS Software Corporation                                  44.8200                            1,524
         60     Vitesse Semiconductor Corporation                             12.4600                              749
--------------                                                                                          --------------
      3,030                                                                                            $        38,540
--------------                                                                                          --------------


See "Notes to Portfolios".



MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO

   The Portfolio seeks to provide capital appreciation through an investment in a portfolio of the common stocks included in the Morgan Stanley Technology IndexSM. In creating the index, the Morgan Stan ley Technology Research Group sought to design a benchmark that provides broad industry representation of equally-weighted, highly liquid, pure technology companies that is rebalanced annually. Morgan Stanley set the index value to 200 as of the close of trading on December 16, 1994. The American Stock Exchange computes the value of the index in real-time during trading hours under the symbol "MSH". The index is the exclusive property and is a service mark of Morgan Stanley.

   The Portfolio seeks to invest in substantially all of the stocks, in substantially the same proportions, which comprise the index. Due to various factors discussed below, there can be no assurance that this objective will be met. An investment in Units should be made with an understanding that the Portfolio includes payments of expenses which may not be considered in public statements of the total return of the target index. The Sponsor will seek to create an initial portfolio that substantially replicates the target index, however, there can be no guarantee that this will be practicable. Precise duplication of the relationship among the securities in the index may not be achieved because it may be economically impracticable or impossible to acquire very small numbers of shares of certain stocks and because of other procedural policies of the Portfolio.

   Of course, we cannot guarantee that the Portfolio will achieve its objective. The value of Units may fall below the price paid for the Units. Stocks of technology companies have been subject to extreme price volatility and speculative trading. Many technology stocks have recently exhibited above-average price appreciation during a period of a generally rising stock market. No one can guarantee that this will continue or that the performance of technology stocks will replicate the performance exhibited in the past. This Portfolio is appropriate for aggressive investors or as an aggressive growth component of an investment portfolio. Contract Owners should read the "Risk Factors" section before they invest.



VAN KAMPEN LIFE PORTFOLIOS,
MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEX SERIES 1                                       PORTFOLIO AS OF DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------
NUMBER                                                               MARKET VALUE                      VALUE OF
OF SHARES        NAME OF ISSUER                                      PER SHARE (1)                     SECURITIES (1)
----------      -----------------------------------                  ---------------                   ---------------
      1,100     Amazon.com, Inc.                                      $       10.8200                  $        11,901
        514     AOL Time Warner                                               32.1000                           16,498
        640     Applied Materials, Inc.                                       40.1000                           25,663
        415     Automatic Data Processing, Inc.                               58.9000                           24,444
        208     Broadcom Corporation                                          40.9800                            8,524
        518     Cisco Systems, Inc.                                           18.1100                            9,381
      1,452     Compaq Computer Corporation                                    9.7600                           14,172
      1,037     Computer Associates International, Inc.                       34.4900                           35,766
      1,250     Dell Computer Corporation                                     27.1800                           33,975
        683     Electronic Arts, Inc.                                         59.9500                           40,946
        444     Electronic Data Systems Corporation                           68.5500                           30,436
        377     EMC Corporation                                               13.4400                            5,067
        817     Hewlett-Packard Company                                       20.5400                           16,781
        796     Intel Corporation                                             31.4500                           25,034
        278     International Business Machines Corporation                  120.9600                           33,627
        501     Intuit, Inc.                                                  42.7600                           21,423
        434     JDS Uniphase Corporation                                       8.7300                            3,789
        185     Juniper Networks Inc.                                         18.9500                            3,506
      1,423     Lucent Technologies, Inc.                                      6.2900                            8,951
          2     McDATA Corporation                                            24.5000                               49
        692     Micron Technology, Inc.                                       31.0000                           21,452
        514     Microsoft Corporation                                         66.2700                           34,063
      1,302     Motorola, Inc.                                                15.0200                           19,556
        634     Nortel Networks Corporation                                    7.5000                            4,755
        854     Oracle Corporation                                            13.8100                           11,794
        560     Palm Inc.                                                      3.8800                            2,173
      2,079     Parametric Technology Corporation                              7.8100                           16,237
        654     PeopleSoft, Inc.                                              40.2000                           26,291
        889     Solectron Corporation                                         11.2800                           10,028
        549     STMicroelectronics N.V.                                       31.6700                           17,387
        819     Sun Microsystems, Inc.                                        12.3400                           10,106
        477     Sycamore Networks Inc.                                         5.3600                            2,557
        404     Tellabs, Inc.                                                 15.0300                            6,072
        552     Texas Instruments, Inc.                                       28.0000                           15,456
        613     Xilinx, Inc.                                                  39.0500                           23,938
        769     Yahoo!, Inc.                                                  17.7400                           13,642
--------------                                                                                          --------------
     25,435                                                                                            $       605,440
--------------                                                                                          --------------


See "Notes to Portfolios".


MORGAN STANLEY
U.S. MULTINATIONAL 50 INDEXSM PORTFOLIO

   The Portfolio seeks to provide capital appreciation through an investment in a portfolio of the stocks included in the Morgan Stanley Multinational IndexSM. The Morgan Stanley Multinational IndexSM primarily consists of 50 of the largest U.S.-based companies often referred to as the "New Nifty Fifty". These multinational "blue-chip" companies are some of the most respected and recognized companies in the world. The Morgan Stanley Research Group designed the index to measure the performance of companies that derive a significant portion of their activity from foreign operations. The companies in the index have historically shared characteristics such as:

   o  Market leaders

   o  Strong financial strength

   o  Diversified businesses

   o  Solid cash flow

   o  Steady earnings growth

   o  Potential to take advantage of  worldwide growth

   The Portfolio seeks to invest in substantially all of the stocks, in substantially the same proportions, which comprise the index. Due to various factors discussed below, there can be no assurance that this objective will be met. An investment in Units should be made with an understanding that the Portfolio includes payments of expenses which may not be considered in public statements of the total return of the target index. The Sponsor will seek to create an initial portfolio that substantially replicates the target index, however, there can be no guarantee that this will be practicable. Precise duplication of the relationship among the securities in the index may not be achieved because it may be economically impracticable or impossible to acquire very small numbers of shares of certain stocks and because of other procedural policies of the Portfolio.

   The index is the exclusive property and is a service mark of Morgan Stanley. As with any investment, no one can guarantee that the Portfolio will achieve its objective. The value of Units may fall below the price paid for the Units. Contract Owners should read the "Risk Factors" section before they invest.



VAN KAMPEN LIFE PORTFOLIOS,
MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX SERIES 1                                    PORTFOLIO AS OF DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------
NUMBER                                                               MARKET VALUE                      VALUE OF
OF SHARES        NAME OF ISSUER                                      PER SHARE (1)                     SECURITIES (1)
----------      -----------------------------------                  ---------------                   ---------------
         43     Abbott Laboratories                                   $       55.7500                  $         2,396
         38     American Express Company                                      35.6900                            1,356
         33     American Home Products Corporation                            61.3600                            2,025
         61     AOL Time Warner                                               32.1000                            1,958
         83     AT&T Corporation                                              18.1400                            1,506
         26     AT&T Wireless                                                 14.3700                              374
         15     Automatic Data Processing                                     58.9000                              884
         38     Bank of America Corporation                                   62.9500                            2,392
          6     Becton, Dickinson and Company                                 33.1500                              199
         22     Boeing Company                                                38.7800                              853
         85     BP Amoco Plc                                                  46.5100                            3,953
         43     Bristol-Myers Squibb Company                                  51.0000                            2,193
          9     Cambell Soup Company                                          29.8700                              269
        255     Cisco Systems, Inc.                                           18.1100                            4,618
        102     Citigroup Inc.                                                50.4800                            5,149
         57     The Coca-Cola Company                                         47.1500                            2,688
         11     ConAgra, Inc.                                                 23.7700                              261
         22     Du Pont (E.I.) de Nemours and Company                         42.5100                              935
          8     Eastman Kodak Company                                         29.4300                              235
          9     Electronic Data Systems Corporation                           68.5500                              617
         27     Eli Lilly and Company                                         78.5400                            2,121
        166     Exxon  Mobil Corporation                                      39.3000                            6,524
        255     General Electric Company                                      40.0800                           10,220
          6     General Mills, Inc.                                           52.0100                              312
         23     Gillette Company                                              33.4000                              768
          8     Heinz (H.J.) Company                                          41.1200                              329
         65     Hewlett-Packard Company                                       20.5400                            1,335
        215     Intel Corporation                                             31.4500                            6,762
         44     International Business Machines Corporation                  120.9600                            5,322
         62     Johnson & Johnson                                             59.1000                            3,664
         10     Kellogg Company                                               30.1000                              301
        109     Lucent Technologies Inc.                                       6.2900                              686
         29     McDonald's Corporation                                        26.4700                              768
         28     Medtronic, Inc.                                               51.2100                            1,434
         56     Merck & Company, Inc.                                         58.8000                            3,293
        153     Microsoft Corporation                                         66.2700                           10,139
          8     Minnesota Minning and Manufacturing Company                  118.2100                              946
         57     Motorola, Inc.                                                15.0200                              856
          4     NIKE, Inc.                                                    56.2400                              225
        108     Oracle Corporation                                            13.8100                            1,491
         33     PepsiCo, Inc.                                                 48.6900                            1,607
        153     Pfizer Inc.                                                   39.8500                            6,097
         41     Philip Morris Companies Inc.                                  45.8500                            1,880
         27     The Proctor & Gamble Company                                  79.1300                            2,137
         19     Sara Lee Corporation                                          22.2300                              422


VAN KAMPEN LIFE PORTFOLIOS,
MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX SERIES 1                         PORTFOLIO AS OF DECEMBER 31, 2001(CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
NUMBER                                                               MARKET VALUE                      VALUE OF
OF SHARES        NAME OF ISSUER                                      PER SHARE (1)                     SECURITIES (1)
----------      -----------------------------------                  ---------------                   ---------------
         34     Schering-Plough Corporation                           $       35.8100                  $         1,218
         39     Texas Instruments Inc.                                        28.0000                            1,092
         38     Tyco International Ltd.                                       58.9000                            2,238
         58     Walt Disney Company                                           20.7200                            1,202
         21     Xerox Corporation                                             10.4200                              219
          4     Zimmer Holdings                                               30.5400                              122
--------------                                                                                          --------------
      2,866                                                                                            $       110,591
--------------                                                                                          --------------


See "Notes to Portfolios".



NOTES TO PORTFOLIOS

   (1) The market value of each Security is based on the most recent closing sale price as of the close of the New York Stock Exchange or, if no such price exists, at the asked price thereof.

   (2) Current Dividend Yield for each Security is based on the estimated annual dividends per share and the Security's market value as of the time described in the previous note. Estimated annual dividends per share are calculated by annualizing the most recently declared dividends or by adding the most recent interim and final dividends declared and reflect any foreign withholding taxes.




               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Van Kampen Focus Portfolios, Series 265:

     We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolios of Van Kampen Focus Portfolios, Series 265 as of December 31, 2001 and the related statements of operations and changes in net assets for the period from January 12, 2001 (Initial Date of Deposit) through December 31, 2001. These statements are the responsibility of the Custodian and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by the Custodian and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Series 265 as of December 31, 2001 and the results of operations and changes in net assets for the period from January 12, 2001 (Initial Date of Deposit) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP
   Chicago, Illinois
   March 8, 2002




                    BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO

                              PER UNIT INFORMATION

                                                                                                            2001 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $       10.00
                                                                                                         -------------
Net asset value per Unit at end of period..............................................................  $        3.52
                                                                                                         -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period).....................................  $        0.03
                                                                                                         -------------
Distributions to Unitholders from Security sales proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         -------------
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)...........  $      (3.20)
                                                                                                         -------------
Units outstanding at end of period.....................................................................         29,320

--------------------------------------------------------------------------------

(1)  For the period from January 12, 2001 (Initial Date of Deposit) through
     December 31, 2001.


                    BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO

                              PER UNIT INFORMATION

                                                                                                            2001 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $       10.00
                                                                                                         -------------
Net asset value per Unit at end of period..............................................................  $        9.83
                                                                                                         -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period).....................................  $        0.07
                                                                                                         -------------
Distributions to Unitholders from Security sales proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         -------------
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)...........  $        0.34
                                                                                                         -------------
Units outstanding at end of period.....................................................................        333,425

--------------------------------------------------------------------------------

(1)  For the period from January 12, 2001 (Initial Date of Deposit) through
     December 31, 2001.


                               INTERNET PORTFOLIO

                              PER UNIT INFORMATION

                                                                                                            2001 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $       10.00
                                                                                                         -------------
Net asset value per Unit at end of period..............................................................  $        1.91
                                                                                                         -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period).....................................  $          --
                                                                                                         -------------
Distributions to Unitholders from Security sales proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         -------------
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)...........  $      (6.81)
                                                                                                         -------------
Units outstanding at end of period.....................................................................         13,203

--------------------------------------------------------------------------------

(1)  For the period from January 12, 2001 (Initial Date of Deposit) through
     December 31, 2001.


                MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEX PORTFOLIO

                              PER UNIT INFORMATION

                                                                                                            2001 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $       10.00
                                                                                                         -------------
Net asset value per Unit at end of period..............................................................  $        6.77
                                                                                                         -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period).....................................  $        0.02
                                                                                                         -------------
Distributions to Unitholders from Security sales proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         -------------
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)...........  $      (0.75)
                                                                                                         -------------
Units outstanding at end of period.....................................................................         76,229

--------------------------------------------------------------------------------

(1)  For the period from January 12, 2001 (Initial Date of Deposit) through
     December 31, 2001.


              MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO

                              PER UNIT INFORMATION

                                                                                                            2001 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $       10.00
                                                                                                         -------------
Net asset value per Unit at end of period..............................................................  $        7.73
                                                                                                         -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period).....................................  $        0.10
                                                                                                         -------------
Distributions to Unitholders from Security sales proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         -------------
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)...........  $      (1.19)
                                                                                                         -------------
Units outstanding at end of period.....................................................................         11,591

--------------------------------------------------------------------------------

(1)  For the period from January 12, 2001 (Initial Date of Deposit) through
     December 31, 2001.


                             STATEMENTS OF CONDITION

                                DECEMBER 31, 2001

                                                                                    BANDWIDTH &       BIOTECHNOLOGY &
                                                                                 TELECOMMUNICAIONS    PHARMACEUTICAL
                                                                                     PORTFOLIO          PORTFOLIO
                                                                                -------------------  -----------------
   Trust property
      Cash                                                                      $                --  $              --
      Securities at market value, (cost $231,278 and $3,513,567) (note 1)                   137,599          3,627,985
      Accumulated dividends                                                                      38              2,873
                                                                                -------------------  -----------------
                                                                                $           137,637  $       3,630,858
                                                                                -------------------  -----------------
   Liabilities and interest to Unitholders
      Cash Overdraft                                                            $            32,512  $         299,747
      Payable for securities purchased                                                        1,768             54,899
      Redemptions payable                                                                         7                 42
      Interest to Unitholders                                                               103,350          3,276,170
                                                                                -------------------  -----------------
                                                                                $          137,637   $       3,360,858
                                                                                -------------------  -----------------

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (29,320 and 333,425 Units of fractional undivided interest outstanding)
      Cost to original investors of 33,250 and 340,795 Units (note 1)           $           226,735  $       3,249,972
        Less initial underwriting commission (note 3)                                           196              2,811
                                                                                -------------------  -----------------
                                                                                            226,539          3,247,161
        Less redemption of 3,930 and 7,370 Units                                             14,715             71,595
                                                                                -------------------  -----------------
                                                                                            211,824          3,175,566
      Overdistributed net investment income
        Net Investment Income                                                              (12,963)            (3,328)
        Less distributions to Unitholders                                                       717              7,675
                                                                                -------------------  -----------------
                                                                                           (13,680)           (11,003)
      Realized gain (loss) on Securities sale                                                    --                 --
      Unrealized appreciation (depreciation) of Securities (note 2)                        (93,679)            114,418
      Distributions to Unitholders of Security sale proceeds                                     --                 --
      Deferred sales charge                                                                 (1,115)            (2,811)
                                                                                -------------------  -----------------
          Net asset value to Unitholders                                        $           103,350  $       3,276,170
                                                                                -------------------  -----------------
   Net asset value per Unit (29,320 and 333,425 Units outstanding)              $              3.52  $            9.83
                                                                                -------------------  -----------------


        The accompanying notes are an integral part of these statements.


                             STATEMENTS OF CONDITION

                                DECEMBER 31, 2001

                                                                                          HIGH-TECH        MULTINATIONAL
                                                                       INTERNET           35 INDEX           50 INDEX
                                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                    --------------     --------------     --------------
   Trust property
      Cash                                                         $            --    $             --   $             --
      Securities at market value, (cost $128,515, $662,234
          and $124,416) (note 1)                                            38,540             605,440            110,591
      Accumulated dividends                                                     --                 243                113
                                                                    --------------     --------------     --------------
                                                                   $        38,540    $        605,683   $        110,704
                                                                    ==============     ==============     ==============
   Liabilities and interest to Unitholders
      Cash Overdraft                                               $        13,364    $         86,670   $         21,113
      Redemptions payable                                                        1                  35                 --
      Payable for securities purchased                                          --               3,220                 --
      Interest to Unitholders                                               25,175             515,758             89,591
                                                                    --------------     --------------     --------------
                                                                   $        38,540    $        605,683   $        110,704
                                                                    ==============     ==============     ==============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (13,203, 76,229 and 11,591 Units of fractional undivided interest outstanding) Cost to original investors of 13,462,
      79,104 and 12,497 Units (note 1)                             $       132,580    $        606,821   $        125,736
        Less initial underwriting commission (note 3)                          115                 525                109
                                                                    --------------     --------------     --------------
                                                                           132,465             606,296            125,627
        Less redemption of 259, 2,875 and 906 Units                            811              20,111              7,728
                                                                    --------------     --------------     --------------
                                                                           131,654             586,185            117,889
      Overdistributed net investment income
        Net Investment Income                                             (12,754)            (12,236)           (11,369)
        Less distributions to Unitholders                                       --               (552)              1,261
                                                                    --------------     --------------     --------------
                                                                          (12,754)            (12,788)           (12,630)
      Realized gain (loss) on Securities sale                              (3,038)                  --            (1,291)
      Unrealized appreciation (depreciation) of Securities (note 2)       (89,975)            (56,794)           (13,825)
      Distributions to Unitholders of Security sale proceeds                    --                  --                 --
      Deferred sales charge                                                  (712)               (845)              (562)
                                                                    --------------     --------------     --------------
          Net asset value to Unitholders                           $        25,175    $        515,758   $         89,591
                                                                    ==============     ==============     ==============
   Net asset value per Unit (13,203, 76,229 and 11,591
      Units outstanding)                                           $          1.91    $           6.77   $           7.73
                                                                    ==============     ==============     ==============


        The accompanying notes are an integral part of these statements.


                    BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO

                            STATEMENTS OF OPERATIONS

         PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT) THROUGH
                               DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Investment income
      Dividend income..................................................................................  $         757
      Expenses
         Trustee fees and expenses.....................................................................          5,282
         Evaluator fees................................................................................             30
         Organizational fees...........................................................................          8,387
         Supervisory fees..............................................................................             21
                                                                                                         -------------
            Total expenses.............................................................................         13,720
                                                                                                         -------------
         Net investment income.........................................................................        (12,963)
   Realized gain (loss) from Security sale
      Proceeds.........................................................................................             --
      Cost.............................................................................................             --
                                                                                                         -------------
         Realized gain (loss)..........................................................................             --
   Net change in unrealized appreciation (depreciation) of Securities..................................        (93,679)
                                                                                                         -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................  $    (106,642)
                                                                                                         -------------

                       STATEMENTS OF CHANGES IN NET ASSETS

         PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT) THROUGH
                               DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Increase (decrease) in net assets Operations:
      Net investment income............................................................................  $     (12,963)
      Realized gain (loss) on Securities sales.........................................................             --
      Net change in unrealized appreciation (depreciation) of Securities...............................        (93,679)
                                                                                                         -------------
         Net increase (decrease) in net assets resulting from operations...............................       (106,642)
   Distributions to Unitholders from:
      Net investment income............................................................................           (717)
      Security sale or redemption proceeds.............................................................             --
      Redemption of Units..............................................................................        (14,715)
      Deferred sales charge............................................................................         (1,115)
                                                                                                         -------------
         Total increase (decrease).....................................................................       (123,189)
   Net asset value to Unitholders
      Beginning of period..............................................................................        130,865
      Additional Securities purchased from the proceeds of Unit Sales..................................         95,674
                                                                                                         -------------
      End of period (including overdistributed net investment income of $(13,680)).....................  $     103,350
                                                                                                         -------------

        The accompanying notes are an integral part of these statements.


                    BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO

                            STATEMENTS OF OPERATIONS

             PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT)
                           THROUGH DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Investment income
      Dividend income..................................................................................  $      10,728
      Expenses
         Trustee fees and expenses.....................................................................          5,600
         Evaluator fees................................................................................             43
         Organizational fees...........................................................................          8,392
         Supervisory fees..............................................................................             21
                                                                                                         -------------
            Total expenses.............................................................................         14,056
                                                                                                         -------------
         Net investment income.........................................................................         (3,328)
   Realized gain (loss) from Security sale
      Proceeds.........................................................................................             --
      Cost.............................................................................................             --
                                                                                                         -------------
         Realized gain (loss)..........................................................................             --
   Net change in unrealized appreciation (depreciation) of Securities..................................        114,418
                                                                                                         -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................  $     111,090
                                                                                                         -------------

                       STATEMENTS OF CHANGES IN NET ASSETS

         PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT) THROUGH
                               DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Increase (decrease) in net assets Operations:
      Net investment income............................................................................  $      (3,328)
      Realized gain (loss) on Securities sales.........................................................             --
      Net change in unrealized appreciation (depreciation) of Securities...............................        114,418
                                                                                                         -------------
         Net increase (decrease) in net assets resulting from operations...............................        111,090
   Distributions to Unitholders from:
      Net investment income............................................................................         (7,675)
      Security sale or redemption proceeds.............................................................             --
      Redemption of Units..............................................................................        (71,595)
      Deferred sales charge............................................................................         (2,811)
                                                                                                         -------------
         Total increase (decrease).....................................................................         29,009
   Net asset value to Unitholders
      Beginning of period..............................................................................        124,744
      Additional Securities purchased from the proceeds of Unit Sales..................................      3,122,417
                                                                                                         -------------
      End of period (including overdistributed net investment income of $(11,003)).....................  $   3,276,170
                                                                                                         -------------

        The accompanying notes are an integral part of these statements.


                               INTERNET PORTFOLIO

                            STATEMENTS OF OPERATIONS

             PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT)
                           THROUGH DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Investment income
      Dividend income..................................................................................  $          30
      Expenses
         Trustee fees and expenses.....................................................................          4,362
         Evaluator fees................................................................................             21
         Organizational fees...........................................................................          8,386
         Supervisory fees..............................................................................             15
                                                                                                         -------------
            Total expenses.............................................................................         12,784
                                                                                                         -------------
         Net investment income.........................................................................        (12,754)
   Realized gain (loss) from Security sale
      Proceeds.........................................................................................             87
      Cost.............................................................................................          3,125
                                                                                                         -------------
         Realized gain (loss)..........................................................................         (3,038)
   Net change in unrealized appreciation (depreciation) of Securities..................................        (89,975)
                                                                                                         -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................  $    (105,767)
                                                                                                         -------------

                       STATEMENTS OF CHANGES IN NET ASSETS

         PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT) THROUGH
                               DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Increase (decrease) in net assets Operations:
      Net investment income............................................................................  $     (12,754)
      Realized gain (loss) on Securities sales.........................................................         (3,038)
      Net change in unrealized appreciation (depreciation) of Securities...............................        (89,975)
                                                                                                         -------------
         Net increase (decrease) in net assets resulting from operations...............................       (105,767)
   Distributions to Unitholders from:
      Net investment income............................................................................             --
      Security sale or redemption proceeds.............................................................             --
      Redemption of Units..............................................................................           (811)
      Deferred sales charge............................................................................           (712)
                                                                                                         -------------
         Total increase (decrease).....................................................................       (107,290)
   Net asset value to Unitholders
      Beginning of period..............................................................................        131,526
      Additional Securities purchased from the proceeds of Unit Sales..................................            939
                                                                                                         -------------
      End of period (including overdistributed net investment income of $(12,754)).....................  $      25,175
                                                                                                         -------------

        The accompanying notes are an integral part of these statements.


                          HIGH-TECH 35 INDEX PORTFOLIO

                            STATEMENTS OF OPERATIONS

             PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT)
                           THROUGH DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Investment income
      Dividend income..................................................................................  $         794
      Expenses
         Trustee fees and expenses.....................................................................          4,600
         Evaluator fees................................................................................             25
         Organizational fees...........................................................................          8,389
         Supervisory fees..............................................................................             16
                                                                                                         -------------
            Total expenses.............................................................................         13,030
                                                                                                         -------------
         Net investment income.........................................................................        (12,236)
   Realized gain (loss) from Security sale
      Proceeds.........................................................................................             --
      Cost.............................................................................................             --
                                                                                                         -------------
         Realized gain (loss)..........................................................................             --
   Net change in unrealized appreciation (depreciation) of Securities..................................        (56,794)
                                                                                                         -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................  $     (69,030)
                                                                                                         -------------

                       STATEMENTS OF CHANGES IN NET ASSETS

         PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT) THROUGH
                               DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Increase (decrease) in net assets Operations:
      Net investment income............................................................................  $     (12,236)
      Realized gain (loss) on Securities sales.........................................................             --
      Net change in unrealized appreciation (depreciation) of Securities...............................        (56,794)
                                                                                                         -------------
         Net increase (decrease) in net assets resulting from operations...............................        (69,030)
   Distributions to Unitholders from:
      Net investment income............................................................................           (552)
      Security sale or redemption proceeds.............................................................             --
      Redemption of Units..............................................................................        (20,111)
      Deferred sales charge............................................................................           (845)
                                                                                                         -------------
         Total increase (decrease).....................................................................        (90,538)
   Net asset value to Unitholders
      Beginning of period..............................................................................        128,147
      Additional Securities purchased from the proceeds of Unit Sales..................................        478,149
                                                                                                         -------------
      End of period (including overdistributed net investment income of $(12,788)).....................  $     515,758
                                                                                                         -------------

        The accompanying notes are an integral part of these statements.


                        MULTINATIONAL 50 INDEX PORTFOLIO

                            STATEMENTS OF OPERATIONS

             PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT)
                           THROUGH DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Investment income
      Dividend income..................................................................................  $       1,398
      Expenses
         Trustee fees and expenses.....................................................................          4,341
         Evaluator fees................................................................................             20
         Organizational fees...........................................................................          8,391
         Supervisory fees..............................................................................             15
                                                                                                         -------------
            Total expenses.............................................................................         12,767
                                                                                                         -------------
         Net investment income.........................................................................        (11,369)
   Realized gain (loss) from Security sale
      Proceeds.........................................................................................             28
      Cost.............................................................................................          1,319
                                                                                                         -------------
         Realized gain (loss)..........................................................................         (1,291)
   Net change in unrealized appreciation (depreciation) of Securities..................................        (13,825)
                                                                                                         -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................  $     (26,485)
                                                                                                         -------------

                       STATEMENTS OF CHANGES IN NET ASSETS

         PERIOD FROM JANUARY 12, 2001 (INITIAL DATE OF DEPOSIT) THROUGH
                               DECEMBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Increase (decrease) in net assets Operations:
      Net investment income............................................................................  $     (11,369)
      Realized gain (loss) on Securities sales.........................................................         (1,291)
      Net change in unrealized appreciation (depreciation) of Securities...............................        (13,825)
                                                                                                         -------------
         Net increase (decrease) in net assets resulting from operations...............................        (26,485)
   Distributions to Unitholders from:
      Net investment income............................................................................         (1,261)
      Security sale or redemption proceeds.............................................................             --
      Redemption of Units..............................................................................         (7,728)
      Deferred sales charge............................................................................           (562)
                                                                                                         -------------
         Total increase (decrease).....................................................................        (36,036)
   Net asset value to Unitholders
      Beginning of period..............................................................................        125,627
      Additional Securities purchased from the proceeds of Unit Sales..................................             --
                                                                                                         -------------
      End of period (including overdistributed net investment income of $(12,630)).....................  $      89,591
                                                                                                         -------------

        The accompanying notes are an integral part of these statements.



                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities are valued at the last closing sales price or, if no such price exists at the closing asked price thereof.

   Security Cost - The original cost to the Portfolio of the Securities was based on the closing sale prices, or if no such price exists, the closing asked prices. The cost was determined on the day of the various dates of deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Portfolio or monies in the process of being collected, (2) the Securities in the Portfolio based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Portfolio, if any.

   Federal Income Taxes - Each Portfolio has elected and intends to qualify on a continuing basis for federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If a Portfolio so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard of its net capital gain, i.e. the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   Adoption of Accounting Pronouncements - On December 1, 2000, the American Institute of Certified Public Accountants issued a new audit and accounting guide for investment companies. The revised guide codifies new accounting standards on several issues, including amortization of premium or discount on debt securities and accounting for offering costs. Changes required by the guide are to be applied prospectively. Amortization of premium or discount on debt securities resulted in a reclassification of amounts previously recognized in unrealized gains or losses to net investment income and the inclusion of amortized premium or discount in interest income. Trusts with unamortized offering costs are to apply the provisions relating to offering costs as a cumulative effect of the change charged or credited directly to Net Asset Value to Unitholders. Effective January 1, 2001, the Trusts have adopted the provisions of the new audit guide. The adoption of these provisions did not have a material impact on the financial statements of the Trusts.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 2001 is as follows:


                                    BANDWIDTH &        BIOTECHNOLOGY &
                                TELECOMMUNICATIONS      PHARMACEUTICAL            INTERNET
                                     PORTFOLIO             PORTFOLIO              PORTFOLIO
                                 ----------------      ----------------       ----------------
   Unrealized Appreciation       $           509       $       208,445        $            --
   Unrealized Depreciation              (94,188)              (94,027)               (89,975)
                                 ----------------      ----------------       ----------------
                                 $      (93,679)       $       114,418        $      (89,975)
                                 ================      ================       ================


                                    HIGH-TECH             MULTINATIONAL
                                     35 INDEX               50 INDEX
                                     PORTFOLIO              PORTFOLIO
                                 ----------------        ----------------
   Unrealized Appreciation       $        13,074         $          5,896
   Unrealized Depreciation              (69,868)                 (19,721)
                                 ----------------        ----------------
                                 $      (56,794)         $       (13,825)
                                 ================        ================

NOTE 3 - OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the Portfolio valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Custodian for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase. These investors paid deferred sales charges as described in the "Fee Table".

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for each Portfolio. The Evaluator receives an annual fee for regularly evaluating each Portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS Units were presented for redemption as follows:

                                                        PERIOD ENDED
                                                      DECEMBER 31, 2001
                                                    --------------------
   Bandwidth & Telecommunications Portfolio                 3,930
   Biotechnology & Pharmaceutical Portfolio                 7,370
   Internet Portfolio                                        259
   High-Tech 35 Index Portfolio                             2,875
   Multinational 50 Index Portfolio                          906








THE PORTFOLIOS
--------------------------------------------------------------------------------

   The Portfolios were created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Investment Advisory Corp., as Supervisor, The Bank of New York, as Custodian and Evaluator, and Integrity Life Insurance Co. and National Integrity Life Insurance Co., as Administrators, or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and The Bank of New York was appointed successor Evaluator.

   The Portfolios offer an opportunity to invest in proportionate interests in diversified portfolios of equity securities. Units are offered only to separate accounts to fund benefits under variable annuity contracts issued by insurance companies. The Accounts will invest in Units in accordance with allocation instructions received from Contract Owners of the variable annuity contracts. Accordingly, the interests of a Contract Owner in the Units are subject to the terms of their contract with the insurance company. The rights of the Accounts as Unitholders should be distinguished from the rights of a Contract Owner.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Custodian. In exchange for these contracts the Custodian delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolios. Unless otherwise terminated as provided in the Trust Agreement, the Portfolios will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Custodian within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in each "Portfolio" and any additional securities deposited into each Portfolio.

   Additional Units of a Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit) with instructions to purchase additional Securities. As additional Units are issued by a Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. Except as described below, the Sponsor may continue to make additional deposits into a Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolios will pay the associated brokerage or acquisition fees.

   With respect to the Morgan Stanley High-Technology 35 Index Portfolio and the Morgan Stanley U.S. Multinational 50 Index Portfolio additional deposits of securities will seek to maintain, as closely as practicable, the same proportionate relationship among the Securities in the Portfolio as reflected in the target index. Thus, although additional Units will be issued, each Unit of these Portfolios will seek to continue to represent approximately a weighting of the then current components of the target index at any such deposit. Precise duplication of the relationship among the Securities in these Portfolios may not be achieved because it may be economically impracticable as a result of certain economic factors and procedural policies of the Portfolio such as (1) price movements of the various Securities will not duplicate one another, (2) the Portfolio may purchase shares of the Securities in round lot quantities, (3) reinvestment of excess proceeds not needed to meet redemptions of Units may not be sufficient to acquire equal round lots of all the Securities in the Portfolio and (4) reinvestment of proceeds received from Securities which are no longer components of the target index might not result in the purchase of an equal number of shares in any replacement security.

   Each Unit of a Portfolio initially offered represents an undivided interest in that Portfolio. To the extent that any Units are redeemed or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in that Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to a Portfolio by the Accounts or until the termination of the Trust Agreement.

   Each Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the applicable "Portfolio" as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and
(c) any cash held in the related Income and Capital Accounts. Neither the Sponsor, the Administrator nor the Custodian shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   Each Portfolio seeks to provide capital appreciation by investing in a portfolio of stocks. No one can guarantee that a Portfolio will achieve its objective. We describe the objective and selection criteria for each Portfolio in the individual Portfolio sections beginning on page 4.

   The Sponsor applied the selection criteria to the Securities for inclusion in each Portfolio prior to the Portfolio's formation. After the initial selection, the Securities may no longer meet the selection criteria. With the exception of the Morgan Stanley High-Technology 35 Index Portfolio and the Morgan Stanley U.S. Multinational 50 Index Portfolio, should a Security no longer meet the selection criteria, we will generally not remove the Security from its Portfolio.

RISK FACTORS
--------------------------------------------------------------------------------

   PRICE VOLATILITY. The Portfolios invest in stocks of U.S. and foreign companies. The value of Units will fluctuate with the value of these stocks and may be more or less than the price originally paid for Units. The market value of stocks sometimes moves up or down rapidly and unpredictably. Because the Portfolios are unmanaged, a Portfolio will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Portfolios hold a relatively small number of stocks, these Portfolios may involve greater market risk than in a more diversified investment. As with any investment, we cannot guarantee that the performance of a Portfolio will be positive over any period of time.

   DIVIDENDS. Common stocks represent ownership interests in the issuers and are not obligations of the issuers. Accordingly, common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   INDEX CORRELATION. The Morgan Stanley High-Technology 35 IndexSM Portfolio and the Morgan Stanley U.S. Multinational 50 IndexSM Portfolio involve the risk that the performance of these Portfolios will not sufficiently correspond with the target index. This can happen for reasons such as:

     o the impracticability of owning each of the index stocks with the exact weightings at a given time.

     o    the possibility of index tracking errors,

     o the time that elapses between a change in the index and a change in the Portfolio, and

     o    fees and expenses of the Portfolio.

   INDUSTRY CONCENTRATIONS. Each Portfolio invests in a single industry or in a limited number of industries. Any negative impact on the related industry will have a greater impact on the value of Units than on an investment diversified over several industries. Investors should understand the risks of these industries before they invest.

   Telecommunications Issuers. The Bandwidth & Telecommunications Portfolio invests in telecommunications companies. These companies are subject to substantial governmental regulation. For example, the United States government and state governments regulate permitted rates of return and the kinds of services that a company may offer. This industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and telecommunications stocks can experience rapid volatility. Certain telecommunications products may become outdated very rapidly. A company's performance can be hurt if the company fails to keep pace with technological advances. Certain smaller companies in the portfolio may involve greater risk than larger, established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade in lower volumes than larger companies. As a result, the prices of these securities may fluctuate more than the prices of other issuers. Investors should also review the following section discussing technology companies because these companies may involve similar risks.

   Technology Issuers. The Internet, Morgan Stanley High-Technology 35 IndexSM and Morgan Stanley U.S. Multinational 50 Index Portfolios invest significantly in technology companies. These companies include companies that are involved in computer and business services, enterprise software/technical software, Internet and computer software, Internet-related services, networking and telecommunications equipment, telecommunications services, electronics products, server hardware, computer hardware and peripherals, semiconductor capital equipment and semiconductors. These companies face risks related to rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. An unexpected change in technology can have a significant negative impact on a company. The failure of a company to introduce new products or technologies or keep pace with rapidly changing technology, can have a negative impact on the company's results. Technology stocks tend to experience substantial price volatility and speculative trading. Announcements about new products, technologies, operating results or marketing alliances can cause stock prices to fluctuate dramatically. At times, however, extreme price and volume fluctuations are unrelated to the operating performance of a company. This can impact the ability to redeem Units at a price equal to or greater than originally paid.

   The market for certain products may have only recently begun to develop, is rapidly evolving or is characterized by increasing suppliers. Key components of some technology products are available only from limited sources. This can impact the cost of and ability to acquire these components. Some technology companies serve highly concentrated customer bases with a limited number of large customers. Any failure to meet the standard of these customers can result in a significant loss or reduction in sales. Many products and technologies are incorporated into other products. As a result, some companies are highly dependent on the performance of other technology companies. We cannot guarantee that these customers will continue to place additional orders or will place orders in similar quantities as in the past.

   Internet Issuers. The Internet Portfolio invests exclusively in Internet-related technology companies. In addition to the risks discussed under "Technology Issuers", an investment in these companies involves risks such as:

     o    Aggressive product pricing due to new market entrants;

     o    Short product lives;

     o    Earnings projections that fail to materialize; and

     o    Increased volatility.

   Health Care Issuers. The Biotechnology & Pharmaceutical and Morgan Stanley U.S. Multinational 50 IndexSM Portfolios invest significantly in health care companies. These issuers include companies involved in advanced medical devices and instruments, drugs and biotechnology, managed care, hospital management/health services and medical supplies. These companies face substantial government regulation and approval procedures. Congress and the president have proposed a variety of legislative changes concerning health care issuers from time to time. Government regulation, and any change in regulation, can have a significantly unfavorable effect on the price and availability of products and services.

   Drug and medical products companies also face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that a product will never come to market. The research and development costs of bringing a new drug or medical product to market are substantial. This process involves lengthy government review with no guarantee of approval. These companies may have losses and may not offer proposed products for several years, if at all. The failure to gain approval for a new drug or product can have a substantial negative impact on a company and its stock.

   Health care facility operators face risks related to demand for services, the ability of the facility to provide required services, confidence in the facility, management capabilities, competition, efforts by insurers and government agencies to limit rates, expenses, the cost and possible unavailability of malpractice insurance, and termination or restriction of government financial assistance (such as Medicare, Medicaid or similar programs).

   LEGISLATION/LITIGATION. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Portfolios. In addition, litigation regarding any of the issuers of the Securities, such as that concerning Microsoft Corporation or Philip Morris Companies, Inc. or of the industries represented by these issuers may negatively impact the share prices of these Securities. No one can predict what impact any pending or threatened litigation will have on the share prices of the Securities.

   NO FDIC GUARANTEE. An investment in a Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
--------------------------------------------------------------------------------

   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities and cash, if any, in the Income and Capital Accounts.

   OFFERING PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in accordance with fluctuations in the prices of the underlying Securities in the Portfolios. The initial price of the Securities was determined by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. The Evaluator will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Portfolio business day. Orders received by the Administrator for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange.

   The aggregate underlying value of the Securities during the initial offering period is determined on each business day by the Evaluator in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing asked prices. If the Securities are not listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc. or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation shall generally be based on the current asked price on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for evaluation). If current asked prices are unavailable, the evaluation is generally determined (a) on the basis of current asked prices for comparable securities, (b) by appraising the value of the Securities on the asked side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The value of the Securities for purposes of secondary market transactions and redemptions is described under "Rights of Unitholders--Redemption of Units".

   In offering the Units to the Accounts, the Sponsor is not recommending any of the individual Securities but rather the entire pool of Securities in a Portfolio, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units will be distributed to the Accounts by the Sponsor at the Public Offering Price. Units are offered only to separate accounts to fund benefits under variable annuity contracts issued by insurance companies. The Accounts will invest in Units in accordance with allocation instructions received from Contract Owners. Accordingly, the interests of a Contract Owner in the Units are subject to the terms of their contract with the insurance company.

   SPONSOR COMPENSATION. The Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Sponsor. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Purchases and sales of Securities by a Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions. Any publication of a list of Securities, or a list of anticipated Securities, to be included in a Portfolio may also cause increased buying activity in certain Securities. Once this information becomes public, investors may purchase individual Securities appearing in such a publication and may do so during or prior to the initial offering of Units. It is possible that these investors could include investment advisory and brokerage firms of the Sponsor or its affiliates or firms that are distributing Units. This activity may cause a Portfolio to purchase stocks at a higher price than those buyers who effect purchases prior to purchases by a Portfolio.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by a Portfolio will be reinvested into additional Units on behalf of the Accounts on each Distribution Date to Unitholders of record on the preceding Record Date. These dates are listed under "Summary of Essential Financial Information". An Account becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered).

   Dividends received by a Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units, pay fees or expenses, or replicate a Portfolio's target index, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rate share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REDEMPTION OF UNITS. An Account may redeem Units by tender to the Custodian at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Units must be tendered to the Custodian, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Account will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Custodian, except that with respect to Units received by the Custodian after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day.

   A Portfolio may sell Securities to satisfy Unit redemptions. To the extent that Securities are sold, the size of a Portfolio will be, and the diversity of a Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Account depending on the value of the Securities at the time of redemption.

   The Redemption Price per Unit is equal to the pro rata share of each Unit in each Portfolio determined on the basis of (i) the cash on hand in the Portfolio,
(ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. Unitholders will not pay any remaining unaccrued amount of the deferred sales charge at the time of redemption. For these purposes, the Evaluator may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   UNITS. Ownership of Units is evidenced in book entry form. Units are transferable by making a written request to the Custodian. A Unitholder must sign the written request exactly as his name appears on the records of the related Portfolio with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Custodian. In certain instances the Administrator or Custodian may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

   REPORTS PROVIDED. The Accounts will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each Account that was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain the Evaluator's evaluations of the Securities upon request to the Administrator. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Administrator. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
--------------------------------------------------------------------------------

   PORTFOLIO ADMINISTRATION. The Portfolios are not managed funds and, except as provided in the Trust Agreement and below, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, a Portfolio may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The related Portfolio will distribute any cash proceeds to Unitholders. In addition, a Portfolio may sell Securities to redeem Units or pay Portfolio expenses. If securities or property are acquired by a Portfolio, the Sponsor may direct a Portfolio to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to a Portfolio. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in a Portfolio on the Initial Date of Deposit. The Sponsor may also instruct the Custodian to take action necessary to ensure that a Portfolio continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Portfolio.

   Not withstanding the preceding discussion, the Morgan Stanley High-Technology 35 Index Portfolio and the Morgan Stanley U.S. Multinational 50 Index Portfolio will each consist of as many of the stocks in the Portfolio's target index as is feasible in order to achieve the objective of attempting to provide investment results that duplicate substantially the total return of the target index. Each of these Portfolios seeks to invest in no less than 95% of the stocks comprising its target index. It may be impracticable for a Portfolio to own certain of such stocks at any time. Adjustments to these Portfolios will be made on an ongoing basis to match the weightings of the Securities as closely as is feasible with their weightings in a Portfolio's target index as the Portfolio invests in new Securities in connection with the creation of additional Units, as companies are dropped from or added to such index or as Securities are sold to meet redemptions. Of course, there is no guarantee that this will always be practicable. Adjustments may also be made from time to time to maintain the appropriate correlation between a Portfolio and its target index. The proceeds from any sale will generally be invested in those Securities that are most under-represented in a Portfolio. Changes in an index may occur as a result of merger or acquisition activity. In such cases, a Portfolio, as a shareholder of an issuer which is the object of such merger or acquisition activity, will presumably receive various offers from potential acquirers of the issuer. A Portfolio is not permitted to accept any such offers until such time as the issuer has been removed from the target index. Since, in most cases, an issuer is removed from an index only after the consummation of a merger or acquisition, it is anticipated that a Portfolio will generally acquire, in exchange for the stock of the deleted issuer, the consideration that is being offered to shareholders of that issuer who have not tendered their shares prior to that time. Any cash received as consideration in such transactions will be reinvested in the most under-represented Securities. Any securities received as consideration which are not included in the target index will be sold as soon as practicable and will also be reinvested in the most under-represented Securities.

   When a Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. In order to obtain the best price for a Portfolio, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of a Portfolio's securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolios, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.

   AMENDMENT OF THE TRUST AGREEMENT. The Custodian and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by these parties). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Administrator will notify Unitholders of any amendment.

   TERMINATION. Each Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. A Portfolio may also be terminated in certain other limited situations. Unitholders will be notified of any termination. The Custodian may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Administrator will notify Unitholders and Contract Owners of the termination. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Sponsor does not currently intend to offer a subsequent series of the Portfolios when the current series terminate. Accordingly, a Contract Owner must instruct the Account to invest the termination proceeds from the current Portfolios into an alternative investment option in the Account. An insurance company may stop offering the Portfolios as an investment alternative at any time. The Sponsor, in its sole discretion and without penalty or liability to investors, may decide not to sponsor future Portfolios or may modify the terms of future investments. The Administrator will provide notice of any change to the Accounts. The Information Supplement contains further information regarding termination of the Portfolios. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Evaluator, Supervisor, Custodian and Administrator are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Custodian and Administrator) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Custodian is not liable for depreciation or loss incurred by reason of the sale by the Custodian of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Custodian and Administrator may act thereunder and are not liable for any action taken by it in good faith under the Trust Agreement. The Custodian and Administrator are not liable for any taxes or other governmental charges imposed on the Securities, on them under the Trust Agreement or on a Portfolio which the Custodian may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Custodian and Administrator. The Custodian, Administrator, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it.

   SPONSOR. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Portfolios. The Sponsor is an indirect subsidiary of Morgan Stanley Dean Witter & Co. Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has its principal offices at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, (630) 684-6000. As of November 30, 2001, the total stockholders' equity of Van Kampen Funds Inc. was $163,449,658 (unaudited). Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Custodian may (i) appoint a successor Sponsor at rates of compensation deemed by the Custodian to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Custodian without terminating the Trust Agreement.

   CUSTODIAN. The Custodian is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Custodian is set forth in the Information Supplement, including the Custodian's qualifications and duties, its ability to resign, the effect of a merger involving the Custodian and the Sponsor's ability to remove and replace the Custodian. See "Additional Information".

   ADMINISTRATOR. The Administrator for your Account is either Integrity Life Insurance Company or National Integrity Life Insurance Company depending on which company issued your Contract. Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202. National Integrity Life Insurance Company is a stock life insurance company organized under the laws of New York with principal executive offices located in Goshen, New York. Integrity and National Integrity are wholly owned subsidiaries of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. If you have questions regarding your account or your Portfolio, please contact the Administrator. The Sponsor does not have access to individual account information. Additional information regarding your Administrator is set forth in the Information Supplement, including the Administrator's qualifications and duties, its ability to resign, the effect of a merger involving the Administrator and the Sponsor's ability to remove and replace the Administrator. See "Additional Information".

   PERFORMANCE INFORMATION. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Portfolios and returns over specified time periods on other similar Van Kampen trusts (which may show performance net of expenses and charges which the Portfolios would have charged) with returns on other taxable investments such as the common stocks comprising the Dow Jones Industrial Average, the S&P 500, other investment indices, corporate or U.S. government bonds, bank CDs, money market accounts or money market funds, or with performance data from Lipper Analytical Services, Inc., Morningstar Publications, Inc. or various publications, each of which has characteristics that may differ from those of the Portfolios. Information on percentage changes in the dollar value of Units may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective Unitholders. Total return figures may not be averaged and may not reflect deduction of the sales charge, which would decrease return. No provision is made for any income taxes payable. Past performance may not be indicative of future results. The Portfolios are not managed and Unit price and return fluctuate with the value of common stocks in the portfolios, so there may be a gain or loss when Units are sold. As with other performance data, performance comparisons should not be considered representative of a Portfolio's relative performance for any future period.

   STYLE AND MARKET CAPITALIZATION. A balanced investment portfolio incorporates various style and market capitalization characteristics. We offer unit trusts with a variety of styles and capitalizations to meet your needs. A Portfolio is not a balanced investment portfolio itself and should not be your only investment. From time to time in advertising and sales materials we may utilize investment style and market capitalization categories to assist in determining the investment category that a Portfolio might fill within an investor's overall investment portfolio. Investors should note that investment style and market capitalization are not used in selecting the stocks for a Portfolio.

   We determine the style characteristics (growth or value) based on the types of stocks in a Portfolio. Generally, a growth portfolio includes companies in a growth phase of their business with increasing earnings. A value portfolio generally includes companies with low relative price-earnings ratios that we believe are undervalued. We determine the market capitalization as follows based on the weighted median market capitalization of a portfolio: Small-Cap -- less than $1.7 billion; Mid-Cap -- $1.7 billion to $10.5 billion; and Large-Cap -- over $10.5 billion. Investment style and capitalization characteristics will vary over time. We will not remove a Security from a Portfolio as a result of any change in characteristics.

TAXATION
--------------------------------------------------------------------------------

   Each Portfolio intends to elect and qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Portfolio intends to make distributions of substantially all of its investment income and any net realized capital gains. In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts. Contract Owners should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

   GENERAL. The fees and expenses of your Portfolio will generally accrue on a daily basis. The fees and expenses are generally paid out of the Capital Account of your Portfolio. When these amounts are paid by or owing to the Custodian or Administrator, they are secured by a lien on your Portfolio. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. The Custodian's, Administrator's, Supervisor's and Evaluator's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   DEFERRED SALES CHARGE. Each Portfolio pays a daily deferred sales charge to the Sponsor during its life as set forth in the "Fee Table". This fee compensates the Sponsor for creating and developing each Portfolio, including determining the Portfolio objective, policies, composition and size, selecting service providers and information services, and for providing other similar administrative and ministerial functions. Unitholders will not pay any remaining unaccrued portion of this fee at the time of any Unit redemption.

   COMPENSATION OF CUSTODIAN AND ADMINISTRATOR. For their services the Custodian and the Administrator will receive the fee from your Portfolio set forth in the "Fee Table" (the Custodian's fee includes the estimated amount of miscellaneous Portfolio expenses). The Custodian benefits to the extent there are funds in the Capital and Income Accounts since the Capital and Income Accounts are non-interest bearing to Unitholders and the amounts earned by the Custodian are retained by the Custodian. Part of the Custodian's compensation for its services to your Portfolio is expected to result from the use of these funds.

   COMPENSATION OF SUPERVISOR AND EVALUATOR. The Supervisor and Evaluator, which are affiliates of the Sponsor, will receive the annual fee for portfolio supervisory and evaluation services set forth in the "Fee Table". These fees may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for supervisory and evaluation services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Custodian or Administrator for extraordinary services, (c) expenses of the Custodian or Administrator (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Custodian or Administrator to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Custodian or Administrator for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. Each Portfolio may pay the expenses of updating its registration statement each year.

OTHER MATTERS
--------------------------------------------------------------------------------

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn has acted as counsel to the Custodian.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statements of condition and the related portfolios included in this prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This prospectus does not contain all the information set forth in the registration statement filed by the portfolios with the SEC. The Information Supplement, which has been filed with the SEC, includes more detailed information concerning the Securities, investment risks and general information about the Portfolios. Information about the Portfolios (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Investors may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
        TITLE                                    PAGE
        -----                                    ----
   Summary of Essential Financial Information..     2
   Fee Table...................................     3
   Bandwidth & Telecommunications Portfolio....     4
   Biotechnology & Pharmaceutical Portfolio....     6
   Internet Portfolio..........................     8
   Morgan Stanley High-Technology
      35 IndexSM Portfolio.....................    10
   Morgan Stanley U.S. Multinational 50
      IndexSM Portfolio........................    12
   Notes to Portfolios.........................    15
   The Securities..............................    16
   Report of Independent Certified
      Public Accountants.......................    17
   Per Unit Information........................    18
   Financial Statements........................    21
   Notes to Financial Statements...............    28
   The Portfolios..............................   A-1
   Objectives and Securities Selection.........   A-2
   Risk Factors................................   A-2
   Public Offering.............................   A-4
   Rights of Unitholders.......................   A-5
   Portfolio Administration....................   A-6
   Taxation....................................  A-10
   Portfolio Operating Expenses................  A-10
   Other Matters...............................  A-11
   Additional Information......................  A-11

--------------
When Units of the Portfolios are no longer available this prospectus may be used as a preliminary prospectus for a future Portfolio. If this prospectus is used for future Portfolios please note the following:

The information in this prospectus is not complete with respect to future Portfolio series and may be changed. No person may sell Units of future Portfolios until a registration statement is filed with the Securities and Exchange Commission and is effective. This prospectus is not an offer to sell Units and is not soliciting an offer to buy Units in any state where the offer or sale is not permitted.

                                                                       EMSPRO265

                                   PROSPECTUS
--------------------------------------------------------------------------------
                                 APRIL 24, 2002



                                   VAN KAMPEN
                              FOCUS PORTFOLIOS(SM)



                           VAN KAMPEN LIFE PORTFOLIOS,
                         BANDWIDTH & TELECOMMUNICATIONS
                                    SERIES 1

                           VAN KAMPEN LIFE PORTFOLIOS,
                         BIOTECHNOLOGY & PHARMACEUTICAL
                                    SERIES 1

                           VAN KAMPEN LIFE PORTFOLIOS,
                                INTERNET SERIES 1

                           VAN KAMPEN LIFE PORTFOLIOS,
                         MORGAN STANLEY HIGH-TECHNOLOGY
                               35 INDEXSM SERIES 1

                           VAN KAMPEN LIFE PORTFOLIOS,
                      MORGAN STANLEY U.S. MULTINATIONAL 50
                                INDEXSM SERIES 1




                              VAN KAMPEN FUNDS INC.
                                1 Parkview Plaza
                                  P.O. Box 5555
                      Oakbrook Terrace, Illinois 60181-5555




              Please retain this prospectus for future reference.





                                   VAN KAMPEN
                             INFORMATION SUPPLEMENT

                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 265

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of the Portfolio which is not described in the prospectus. This Information Supplement should be read in conjunction with the prospectus. This Information Supplement is not a prospectus, does not include all of the information that an investor should consider before investing in a Portfolio and may not be used to offer or sell Units without the prospectus. Copies of the prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the prospectus.

                                TABLE OF CONTENTS

                                                           PAGE

              Risk Factors                                    2
              The Portfolios                                  5
              Sponsor Information                             6
              Custodian and Administrator Information         6
              Portfolio Termination                           7

RISK FACTORS

     PRICE VOLATILITY. Because the Portfolios invest in common stocks of U.S. and foreign companies, investors should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Common stocks are especially susceptible to general stock market movements. The value of common stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Portfolio and may be more or less than the price originally paid for Units. As with any investment, we cannot guarantee that the performance of a Portfolio will be positive over any period of time. Because the Portfolios are unmanaged, they will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Portfolios hold a relatively small number of stocks, these Portfolios may involve greater market risk than in a more diversified investment.

     DIVIDENDS. Common stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     LIQUIDITY. Whether or not the stocks in a Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of a Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of an investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

     VOTING. Only the Custodian may sell or vote the stocks in a Portfolio. While Unitholders may sell or redeem Units, they may not sell or vote the stocks in a Portfolio. The Sponsor will instruct the Custodian how to vote the stocks. The Custodian will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

   TECHNOLOGY ISSUERS. Certain Portfolios are concentrated in issuers within the technology industry. A portfolio concentrated in a single industry may present more risk than a portfolio broadly diversified over several industries. These Portfolios, and therefore Unitholders, may be particularly susceptible to a negative impact resulting from adverse market conditions or other factors affecting technology issuers because any negative impact on the technology industry will not be diversified among issuers within other unrelated industries. Accordingly, an investment in Units should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

   Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer related equipment, computer networks, communications systems, telecommunications products, electronic products, and other related products, systems and services. The market for technology products and services, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond timely to compete in the rapidly developing marketplace.

   The market for certain technology products and services may have only recently begun to develop, is rapidly evolving and is characterized by an increasing number of market entrants. Additionally, certain technology companies may have only recently commenced operations or offered equity securities to the public. Such companies are in the early stage of development and have a limited operating history on which to analyze future operating results. It is important to note that following its initial public offering a security is likely to experience substantial stock price volatility and speculative trading. Accordingly, there can be no assurance that upon redemption of Units or termination of a Portfolio a Unitholder will receive an amount greater than or equal to the Unitholder's initial investment.

   Based on trading history, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem units, or roll over Units into a new trust, at a price equal to or greater than the original price paid for such Units.

   Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or and interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous and constantly developing industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies are incorporated into other related products, certain companies are often highly dependent on the performance of other computer, electronics and communications companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders form other customers. Similarly, the success of certain companies is tied to a relatively small concentration of products or technologies with intense competition between companies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

    TELECOMMUNICATIONS ISSUERS. Because certain Portfolios are concentrated in the telecommunications industry, the value of the Units of these Portfolios may be susceptible to factors affecting the telecommunications industry. The telecommunications industry is subject to governmental regulation and the products and services of telecommunications companies may be subject to rapid obsolescence. These factors could affect the value of Units. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. Certain types of companies represented in a portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility. While a portfolio concentrates on the securities of established suppliers of traditional telecommunication products and services, a Portfolio may also invest in smaller telecommunications companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

    HEALTH CARE ISSUERS. An investment in Units of certain Portfolios should be made with an understanding of the problems and risks inherent in the healthcare industry in general. Healthcare companies involved in advanced medical devices and instruments, drugs and biotech, managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third-party payor programs.

    Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Portfolio.

   LITIGATION. Philip Morris Companies, Inc. common stock may represent a significant portion of the value of certain Portfolios. Pending or threatened legal proceedings against Philip Morris cover a wide range of matters including product liability and consumer protection. Damages claimed in many of the smoking and health cases alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, unions and similar entities (the most recent suit was filed by the Justice Department on September 22, 1999) seeking reimbursement for healthcare expenditures, aggregate many billions of dollars.

   On November 23, 1998, Philip Morris entered into a Master Settlement Agreement with 46 state governments to settle the asserted and unasserted healthcare cost recovery and certain other claims against them. The Agreement is subject to final judicial approval in each of the settling states. As part of the Agreement, Philip Morris and the three other major domestic tobacco manufacturers have agreed to participate in the establishment of a $5.15 billion trust fund. The trust is to be funded over 12 years beginning in 1999. PM Inc. has agreed to pay $300 million into the trust in 1999. Philip Morris charged approximately $3.1 billion as a pretax expense in 1998 as a result of the settlement, and as of December 31, 1998, had accrued costs of its obligations under the settlement and to tobacco growers aggregating $1.4 billion, payable principally before the end of the year 2000. Philip Morris believes the agreement will likely materially adversely affect the business, volume, cash flows and/or operating income and financial position of the company in future years. The degree of the adverse impact will depend, among other things, on the rates of decline in United States cigarette sales in the premium and discount segments, the company's share of the domestic premium and discount cigarette segments, and the effect of any resulting cost advantage of manufacturers not subject to the agreement.

   Microsoft Corporation is currently engaged in litigation with Sun Microsystems, Inc., the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include copyright infringement, unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

   No one can predict the outcome of the litigation pending against this company or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. No one can predict the impact that these and other possible developments will have on the price of this stock or any Portfolio.

THE PORTFOLIOS

     In seeking the Portfolios' objectives, the Sponsor considered the ability of the Securities to outpace inflation. While inflation is currently relatively low, the United States has historically experienced periods of double-digit inflation. While the prices of securities will fluctuate, over time securities have outperformed the rate of inflation, and other less risky investments, such as government bonds and U.S. Treasury bills. Past performance is, however, no guarantee of future results.

     Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolios prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for a Portfolio, such Security will not as a result thereof be removed from a Portfolio (with the exception of the Morgan Stanley High-Technology 35 Index Portfolio and the Morgan Stanley U.S. Multi-national Index Portfolio).

   MORGAN STANLEY INDICES. The Morgan Stanley indices (the "Indices") are the exclusive property of Morgan Stanley and is a service mark of Morgan Stanley and has been licensed for use by the Trusts and Van Kampen Funds Inc.

   This fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the Indices to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the Indices which are determined, composed and calculated by Morgan Stanley without regard to the issuer of this fund or this fund. Morgan Stanley has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the Indices. Morgan Stanley is not responsible for and has not participated in the determination of or the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which Units of this fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

   ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Portfolios. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Sponsor is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

     Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Van Kampen is one of the nation's largest investment management companies, with more than $76 billion in assets under management or supervision as of December 31, 2001. With roots in money management dating back to 1927, Van Kampen has helped more than four generations of investors achieve their financial goals. As of November 30, 2001, the total stockholders' equity of Van Kampen Funds Inc. was $163,449,658 (unaudited). Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. (This paragraph relates only to the Sponsor and not to the Portfolios or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Custodian may (i) appoint a successor Sponsor at rates of compensation deemed by the Custodian to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Custodian without terminating the Trust Agreement.

CUSTODIAN AND ADMINISTRATOR INFORMATION

     The Custodian is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The Administrator for your Account is either Integrity Life Insurance Company or National Integrity Life Insurance Company depending on which company issued your Contract. Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202. National Integrity Life Insurance Company is a stock life insurance company organized under the laws of New York with principal executive offices are located in Goshen, New York. Integrity and National Integrity are each wholly owned subsidiaries of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

     The duties of the Custodian and Administrator are primarily ministerial in nature. They did not participate in the selection of Securities for the Portfolios.

     In accordance with the Trust Agreement, the Custodian and Administrator shall keep proper books of record and account of all transactions at their respective offices. Such records shall include the name and address of, and the number of Units of each Portfolio held by, every Unitholder or Contract Owner, as applic able. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Custodian and Administrator shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Custodian and Administrator are required to keep a certified copy or duplicate original of the Trust Agreement on file in the office available for inspection at all reasonable times during the usual business hours by any Unitholder or Contract Owner, as applicable, together with a current list of the Securities held in each Portfolio.

     Under the Trust Agreement, the Custodian and Administrator or any successor custodian or administrator may resign and be discharged of their responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Custodian and Administrator or successor custodian or administrator must generally mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect or at such other time as provided in the Trust Agreement. In certain circumstances, the Sponsor upon receiving notice of such resignation is obligated to appoint a successor promptly. The Sponsor may remove the Custodian and appoint a successor custodian as provided in the Trust Agreement at any time with or without cause. The Sponsor may also remove the Administrator and appoint a successor administrator as provided in the Trust Agreement in certain cases. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor custodian or administrator, all the rights, powers, duties and obligations of the original custodian or administrator shall vest in the successor, if any. The resignation or removal of the Custodian becomes effective only when the successor custodian accepts its appointment as such or when a court of competent jurisdiction appoints a successor custodian.

     Any corporation into which a Custodian or Administrator may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Custodian or Administrator shall be a party, shall be the successor custodian or administrator. The Custodian must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

PORTFOLIO TERMINATION

     A Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Portfolio then outstanding. A Portfolio will be liquidated by the Custodian in the event that a sufficient number of Units of such Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Portfolio. If a Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Portfolios. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Custodian, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Administrator will provide written notice of any termination to all Unitholders and Contract Owners of the appropriate Portfolio. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Custodian will deduct from the funds of the appropriate Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Custodian, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other charges or liabilities. Any sale of Securities in a Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Custodian and Administrator will then distribute to each Unitholder of each Portfolio, and, indirectly, to each Contract Owner his pro rata share of the balance of the Income and Capital Accounts of such Portfolio.

     Within 60 days of the final distribution Unitholders and Contract Owners will be furnished a final distribution statement of the amount distributable. At such time as the Custodian and Administrator in their sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.